UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway, PO Box 3002
         East Quogue, NY  11942

13F File Number:  028-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wook Lee
Title:     Chief Operating Officer
Phone:     (212) 904 - 0445

Signature, Place, and Date of Signing:

 /s/ Wook Lee     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

List of 13(f) Securities used for this report: 	Fourth quarter 2012

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $490,141 (thousands)

List of Other Included Managers:	   None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103      674    39911 SH       SOLE    NONE            39911        0        0
AEGION CORP                    COM              00770f104    30660  1381724 SH       SOLE    NONE          1381724        0        0
APPLE INC                      COM              037833100      718     1350 SH       SOLE    NONE             1350        0        0
CALPINE CORP                   COM NEW          131347304     2417   133299 SH       SOLE    NONE           133299        0        0
CAPSTONE TURBINE CORP          COM              14067d102      135   151800 SH       SOLE    NONE           151800        0        0
CAVIUM INC                     COM              14964U108     3730   119500 SH       SOLE    NONE           119500        0        0
CELGENE CORP                   COM              151020104     3443    43875 SH       SOLE    NONE            43875        0        0
CENTURYLINK INC                COM              156700106      274     7000 SH       SOLE    NONE             7000        0        0
CINEMARK HOLDINGS INC          COM              17243v102    29103  1120200 SH       SOLE    NONE          1120200        0        0
CLEARWIRE CORP NEW             CL A             18538q105     1228   425000 SH       SOLE    NONE           425000        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683k101      386    10000 SH       SOLE    NONE            10000        0        0
DELCATH SYS INC                COM              24661p104      359   291872 SH       SOLE    NONE           291872        0        0
DEVON ENERGY CORP NEW          COM              25179M103      520    10000 SH       SOLE    NONE            10000        0        0
DOW CHEM CO                    COM              260543103      323    10000 SH       SOLE    NONE            10000        0        0
DRAGONWAVE INC                 COM              26144M103      267    82000 SH       SOLE    NONE            82000        0        0
DYCOM INDS INC                 COM              267475101    38719  1955507 SH       SOLE    NONE          1955507        0        0
EASTMAN CHEM CO                COM              277432100      340     5000 SH       SOLE    NONE             5000        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     2504    50000 SH       SOLE    NONE            50000        0        0
FACEBOOK INC                   CL A             30303m102    22539   846700 SH       SOLE    NONE           846700        0        0
FLOTEK INDS INC DEL            COM              343389102    23617  1935835 SH       SOLE    NONE          1935835        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    21949  1694900 SH       SOLE    NONE          1694900        0        0
FOSTER L B CO                  COM              350060109      434    10000 SH       SOLE    NONE            10000        0        0
FX ENERGY INC                  COM              302695101       52    12600 SH       SOLE    NONE            12600        0        0
GENERAL MTRS CO                COM              37045v100     9265   321364 SH       SOLE    NONE           321364        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118    13642   699581 SH       SOLE    NONE           699581        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v126     6989   559581 SH       SOLE    NONE           559581        0        0
GLU MOBILE INC                 COM              379890106       68    30000 SH       SOLE    NONE            30000        0        0
GOOGLE INC                     CL A             38259P508    21221    30000 SH       SOLE    NONE            30000        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     8514   200000 SH       SOLE    NONE           200000        0        0
KEY ENERGY SVCS INC            COM              492914106    20814  2994832 SH       SOLE    NONE          2994832        0        0
KODIAK OIL & GAS CORP          COM              50015q100     1151   130000 SH       SOLE    NONE           130000        0        0
LIVEPERSON INC                 COM              538146101      131    10000 SH       SOLE    NONE            10000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      285     5000 SH       SOLE    NONE             5000        0        0
MASTEC INC                     COM              576323109    53407  2142275 SH       SOLE    NONE          2142275        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103      696    20000 SH       SOLE    NONE            20000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    24447  1095303 SH       SOLE    NONE          1095303        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109     1658    63000 SH       SOLE    NONE            63000        0        0
OPENTABLE INC                  COM              68372a104      366     7500 SH       SOLE    NONE             7500        0        0
PRIMORIS SVCS CORP             COM              74164F103      752    50000 SH       SOLE    NONE            50000        0        0
QUANTA SVCS INC                COM              74762E102    45339  1661362 SH       SOLE    NONE          1661362        0        0
REGAL ENTMT GROUP              CL A             758766109    41965  3008233 SH       SOLE    NONE          3008233        0        0
SBA COMMUNICATIONS CORP        COM              78388j106    11718   165085 SH       SOLE    NONE           165085        0        0
SOUTHWESTERN ENERGY CO         COM              845467109      334    10000 SH       SOLE    NONE            10000        0        0
TECK RESOURCES LTD             CL B             878742204      364    10000 SH       SOLE    NONE            10000        0        0
TRINITY INDS INC               COM              896522109    17835   497900 SH       SOLE    NONE           497900        0        0
UNITED RENTALS INC             COM              911363109    24940   547900 SH       SOLE    NONE           547900        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      606    14000 SH       SOLE    NONE            14000        0        0
WABASH NATL CORP               COM              929566107    16938  1888290 SH       SOLE    NONE          1888290        0        0
WALTER ENERGY INC              COM              93317q105      789    22000 SH       SOLE    NONE            22000        0        0
WESTLAKE CHEM CORP             COM              960413102      397     5000 SH       SOLE    NONE             5000        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     1750    65500 SH       SOLE    NONE            65500        0        0